Variable Interest Entities (Narrative) (Details) $ in Millions	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Variable Interest Entity [Line Items]
Variable Interest Entity, Terms of Arrangements	P8Y
Accounts Payable and Accrued Liabilities, Current	$ 1,311	$ 2,243
Production Field Centre [Member]
Variable Interest Entity [Line Items]
Number of Terms	12
Lease Expiration Date	Dec. 01, 2021
Capital Lease Obligations	$ 340	$ 462
Veresen Midstream Limited Partnership [Member]
Variable Interest Entity [Line Items]
Number of Terms	2
Variable Interest Entity, Reporting Entity Involvement, Maximum Loss Exposure, Amount	$ 1,195
Veresen Midstream Limited Partnership [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Number of Terms	10
Initial Term [Member] | Veresen Midstream Limited Partnership [Member]
Variable Interest Entity [Line Items]
Length of Term in Years	30 years
Renewal Term [Member] | Production Field Centre [Member]
Variable Interest Entity [Line Items]
Length of Term in Years	1 year
Renewal Term [Member] | Veresen Midstream Limited Partnership [Member]
Variable Interest Entity [Line Items]
Length of Term in Years	5 years
Renewal Term [Member] | Veresen Midstream Limited Partnership [Member] | Maximum [Member]
Variable Interest Entity [Line Items]
Length of Term in Years	1 year
Remaining Term [Member] | Veresen Midstream Limited Partnership [Member]
Variable Interest Entity [Line Items]
Length of Term in Years	17 years
Take or Pay Commitment [Member] | Veresen Midstream Limited Partnership [Member]
Variable Interest Entity [Line Items]
Accounts Payable and Accrued Liabilities, Current	$ 0